UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
           --------------------------------------------------
Address:   156 West 56th Street
           --------------------------------------------------
           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:  028-10650
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Craig Rosmarin             New York, NY              2/9/05
------------------------       ------------------------  ----------
       [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    54
                                                -------------

Form 13F Information Table Value Total:              $539,279
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


                                     Form 13F INFORMATION TABLE


--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ACCREDO HEALTH INC                 COM           00437V104    15659  564900  SH           SOLE        X      X
ADEZA BIOMEDICAL CORP              COM           006864102    12271  700800  SH           SOLE        X      X
ADVANCED MEDICAL OPTICS INC        COM           00763M108     6064  147400  SH           SOLE        X      X
AETNA INC NEW                      PUT           00817Y958     6238   50000       PUT     SOLE        X      X
ALKERMES INC                       COM           01642T108    15217 1080000  SH           SOLE        X      X
ALLSCRIPTS HEALTHCARE SOLUTION     COM           01988P108    10430  977500  SH           SOLE        X      X
AMERICAN MED SYS HLDGS INC         COM           02744M108     6627  158500  SH           SOLE        X      X
ANDRX CORP DEL                     CALL          034553907     7204  330000       CALL    SOLE        X      X
ARTHROCARE CORP                    COM           043136100     9772  304800  SH           SOLE        X      X
BARD C R INC                       COM           067383109     6200   96900  SH           SOLE        X      X
BARRIER THERAPEUTICS INC           COM           06850R108     1368   82400  SH           SOLE        X      X
BAUSCH & LOMB INC                  COM           071707103     9559  148300  SH           SOLE        X      X
BECKMAN COULTER INC                COM           075811109     1842   27500  SH           SOLE        X      X
BEVERLY ENTERPRISES INC            COM NEW       087851309     5009  547400  SH           SOLE        X      X
BIOMET INC                         COM           090613100    17855  411500  SH           SOLE        X      X
BIOSANTE PHARMACEUTICALS INC       COM NEW       09065V203     3559  649500  SH           SOLE        X      X
CANDELA CORP                       COM           136907102     3532  310900  SH           SOLE        X      X
CHARLES RIV LABS INTL INC          COM           159864107    12225  265700  SH           SOLE        X      X
CIGNA CORP                         COM           125509109    17766  217800  SH           SOLE        X      X
COOPER COS INC                     COM NEW       216648402     9868  139800  SH           SOLE        X      X
COVENTRY HEALTH CARE INC           PUT           222862954     6502  122500       PUT     SOLE        X      X
DAVITA INC                         COM           23918K108    17065  431700  SH           SOLE        X      X
ECLIPSYS CORP                      COM           278856109    12310  602543  SH           SOLE        X      X
ELAN PLC                           ADR           284131208     9674  355000  SH           SOLE        X      X
ENDOLOGIX INC                      COM           29266S106     4462  651447  SH           SOLE        X      X
ENZON PHARMACEUTICALS INC          COM           293904108     6483  472550  SH           SOLE        X      X
GEN-PROBE INC NEW                  COM           36866T103    11673  258200  SH           SOLE        X      X
GENENTECH INC                      COM NEW       368710406    25957  476800  SH           SOLE        X      X
GIVEN IMAGING                      ORD SHS       M52020100    12705  353200  SH           SOLE        X      X
IMS HEALTH INC                     COM           449934108    15787  680200  SH           SOLE        X      X
INVITROGEN CORP                    COM           46185R100    13453  200400  SH           SOLE        X      X
ISOLAGEN INC                       COM           46488N103     3277  416400  SH           SOLE        X      X
LIFECELL CORP                      COM           531927101     3282  321100  SH           SOLE        X      X
MANOR CARE INC NEW                 COM           564055101     5361  151300  SH           SOLE        X      X
MENTOR CORP MINN                   COM           587188103     5415  160500  SH           SOLE        X      X
MERCK & CO INC                     COM           589331107     2153   67000  SH           SOLE        X      X
MILLENNIUM PHARMACEUTICALS INC     COM           599902103    14815 1220356  SH           SOLE        X      X
NEKTAR THERAPEUTICS                COM           640268108     7535  372300  SH           SOLE        X      X
NITROMED INC                       COM           654798503    12216  458400  SH           SOLE        X      X
NOVEN PHARMACEUTICALS INC          COM           670009109     4543  266300  SH           SOLE        X      X
ONYX PHARMACEUTICALS INC           COM           683399109     6753  208498  SH           SOLE        X      X
OSI PHARMACEUTICALS INC            COM           671040103    21070  281500  SH           SOLE        X      X
PERKINELMER INC                    COM           714046109     2856  127000  SH           SOLE        X      X
PHARMION CORP                      COM           71715B409    10704  253600  SH           SOLE        X      X
QUIDEL CORP                        COM           74838J101     3668  722000  SH           SOLE        X      X
SCHERING PLOUGH CORP               COM           806605101     6419  307400  SH           SOLE        X      X
SEPRACOR INC                       COM           817315104    29584  498300  SH           SOLE        X      X
THERMO ELECTRON CORP               COM           883556102     6219  206000  SH           SOLE        X      X
TRIAD HOSPITALS INC                COM           89579K109     6337  170300  SH           SOLE        X      X
TRIPATH IMAGING INC                COM           896942109      814   90800  SH           SOLE        X      X
UNITEDHEALTH GROUP INC             COM           91324P102    16638  189000  SH           SOLE        X      X
UNITEDHEALTH GROUP INC             PUT           91324P952    16638  189000       PUT     SOLE        X      X
VENTANA MED SYS INC                COM           92276H106    27426  428600  SH           SOLE        X      X
VISX INC DEL                       COM           92844S105    11220  433700  SH           SOLE        X      X

54 TOTAL DATA RECORDS                                        539279



NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.